Note 3 - Summary of Significant Accounting Policies - 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Note 3 - Summary of Significant Accounting Policies - 10Q (Tables) [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Three months ended		Six months ended
	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012
Numerator:
Net income (loss)	$494,000	$(1,760,000)	$454,000	$(2,769,000)
Preferred stock dividends	-	-	-	(93,000)
Numerator for basic earnings per share- Income (loss) attributable to common stockholders - as adjusted	494,000	(1,760,000)	454,000	(2,862,000)
Numerator for diluted earnings per share-net Income (loss) attributable to common stockholders - as adjusted	$494,000	$(1,760,000)	$454,000	$(2,862,000)

Denominator:

Denominator for basic earnings per share--weighted average shares	72,232,218	26,088,530	49,289,601	23,855,581
Effect of dilutive securities:
Stock options	-	-	-	-
Warrants	-	-	-	-
Dilutive potential common shares	2,511,118	-	6,035,007	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	74,743,336	26,088,530	55,324,608	23,855,581

Income (loss) per share:
Net income (loss) available to common stockholders
Basic	$0.01	$(0.07)	$0.01	$(0.12)

Diluted	$0.01	$(0.07)	$0.01	$(0.12)

	Years Ended
	September 30,
	2012	2011
Numerator:
Net loss	$(1,937,000)	$(4,713,000)
Preferred stock dividends	(93,000)	(414,000)
Increase in fair value of derivative liabilities	-	1,603,000
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(2,030,000)	(3,524,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(2,030,000)	$(3,524,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	25,014,166	19,697,033
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	25,014,166	19,697,033

Loss per share:
Net loss available to common stockholders
Basic	$(0.08)	$(0.18)
Diluted	$(0.08)	$(0.18)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three month period ended		Six month period ended
	March 31,		March 31,
	2013	2012	2013	2012
Series A Preferred Stock	-	-	-	1,842,000
Series C and D Preferred Stock	-	9,416,692	-	9,416,692
Convertible notes payable	811,480	3,443,889	7,850,828	3,409,065
Options	1,065,000	2,809,611	1,147,334	3,143,164
Warrants	6,813,152	14,842,941	10,703,047	14,884,607
Attributable to common stockholders - as adjusted	8,689,632	30,513,133	19,701,209	32,695,528

	September 30,
	2012	2011

Series A Preferred Stock	-	3,684,000
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,312,002	3,810,271
Warrants	14,717,941	14,967,941
	27,154,943	35,253,904

Common Shares [Member]
Note 3 - Summary of Significant Accounting Policies - 10Q (Tables) [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31,
	2013	2012
Series A Preferred Stock	-	-
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	-	7,700,000
Options	1,000,000	2,544,910
Warrants	1,909,550	14,717,941
Attributable to common stockholders - as adjusted	2,909,550	34,379,543

Weighted Average [Member]
Note 3 - Summary of Significant Accounting Policies - 10Q (Tables) [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2012	2011

Series A Preferred Stock	921,000	3,684,000
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	6,712,123	3,375,000
Options	2,561,137	4,403,556
Warrants	14,842,941	14,329,942
	34,453,893	35,209,190